Distribution of the Bank's profit and Earnings per share - EPS Diluted (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Diluted earnings per share
Profit attributable to the Parent	$ 18,974	$ 20,381	$ 19,353
Weighted average number of shares outstanding	6,776,640,349	6,775,455,458	6,776,220,369
Dilutive effect of rights on shares	10,354,008	11,538,899	10,773,988
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (in pesos per share)	$ 2.80	$ 3.00	$ 2.85